ORGANIZATION (Details Textual) - a	1 Months Ended
	Jun. 23, 2016	Jun. 30, 2016	Dec. 31, 2015	Sep. 02, 2014
Real Estate Properties [Line Items]
Area of Land			16,000	32,000
Stockholders' Equity, Reverse Stock Split	1-for-10
Wyoming [Member]
Real Estate Properties [Line Items]
Area of Land		7,600
New Mexico [Member]
Real Estate Properties [Line Items]
Area of Land		3,800